CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - USD ($)	Mar. 31, 2023	Jun. 30, 2022
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 74,593	$ 44,135
Common Stock par value	$ 0.01	$ 0.01
Common Stock shares authorized	50,000,000	50,000,000
Common Stock shares issued	5,640,995	5,638,302
Common Stock shares outstanding	5,640,995	5,638,302